PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 22, 2019	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense			$ 6,215	$ 23,280	$ 12,990	$ 33,209	$ 216,304	$ 94,474
Loan payable to related party							4,523,045	3,311,844
Loan payable outstanding							154,953
Number of shares of common stock, shares		2,070,000
Carrying cost of software							296,783
Software Development [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense							$ 187,442	$ 78,101
Number of shares of common stock, shares							2,000,000	2,000,000
The Referral Depot, LLC (TRD) [Member]
Property, Plant and Equipment [Line Items]
Loan payable to related party								$ 172,327
Loan discounted								$ 27,673
Purchase Agreement [Member] | The Referral Depot, LLC (TRD) [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire software	$ 250,000
Number of restricted common shares issued	2,000,000
Share price per share	$ 0.17
Number of restricted common shares issued, value	$ 340,000
Property plant and equipment description	Per the agreement, the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020.
Purchase Agreement [Member] | The Referral Depot, LLC (TRD) [Member] | Intital Payment [Member]
Property, Plant and Equipment [Line Items]
Software payment	$ 50,000
Purchase Agreement [Member] | The Referral Depot, LLC (TRD) [Member] | Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Property, Plant and Equipment [Line Items]
Software payment	$ 200,000